Disposal of subsidiary (Tables)	12 Months Ended
Dec. 31, 2023
Disposal of Subsidiary
Schedule of disposal of subsidiary

EMZA
(in thousands)
Cash	$323
Current assets, other than cash	2,241
Property, plant and equipment	179
Other intangible assets	4,436
Other non-current assets	587
Other current and non-current liabilities	(4,148)
Net assets disposed of	$3,618